Application of New Amended and Revised Standards and Interpretations (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Diffrence Between Lease Liablilites Recognized And Operating Lease Commitments Disclosed

New IFRSs	Effective Date Announced by IASB (Note 1)
“Annual Improvements to IFRS Standards 2018–2020”	January 1, 2022 (Note 2)
Amendments to IFRS 3 “Reference to the Conceptual Framework”	January 1, 2022 (Note 3)
Amendments to IFRS 4 “Extension of the Temporary Exemption from Applying IFRS 9”	Effective immediately upon promulgation by the IASB
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 “Interest Rate Benchmark Reform - Phase 2”	January 1, 2021
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”	To be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2023
Amendments to IFRS 17	January 1, 2023
Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”	January 1, 2023
Amendments to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use”	January 1, 2022 (Note 4)
Amendments to IAS 37 “Onerous Contracts–Cost of Fulfilling a Contract”	January 1, 2022 (Note 5)

Note 1:	Unless stated otherwise, the above New IFRSs are effective for annual reporting periods beginning on or after their respective effective dates.

Note 2:
The amendments to IFRS 9 are applied prospectively to modifications and exchanges of financial liabilities that occur on or after the annual reporting periods beginning on or after January 1, 2022. The amendments to IAS 41 “Agriculture” are applied prospectively to the fair value measurements on or after the annual reporting periods beginning on or after January 1, 2022. The amendments to IFRS 1 “First-time Adoptions of IFRSs” are applied retrospectively for annual reporting periods beginning on or after January 1, 2022.

Note 3:	The amendments are applicable to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2022.

Note 4:
The amendments are applicable to property, plant and equipment that are brought to the location and condition necessary for them to be capable of operating in the manner intended by management on or after January 1, 2021.

Note 5:	The amendments are applicable to contracts for which the entity has not yet fulfilled all its obligations on January 1, 2022.